Basis of Accounting (Policies)	9 Months Ended
Oct. 31, 2019
Basis Of Presentation [Abstract]
Basis of preparation
The unaudited condensed consolidated interim financial statements of Summit Therapeutics plc ('Summit' and the 'Company') and its subsidiaries (together, the 'Group') for the three and nine months ended October 31, 2019 have been prepared in accordance with IAS 34 'Interim Financial Reporting', other International Financial Reporting Standards ('IFRS') and International Financial Reporting Interpretations Committee (‘IFRIC’) interpretations as issued by the International Accounting Standards Board and with those parts of the Companies Act 2006 applicable to companies reporting under IFRS including those applicable to accounting periods ending January 31, 2020 and the accounting policies set out in Summit’s consolidated financial statements. There have been no changes to the accounting policies as contained in the annual consolidated financial statements as of and for the year ended January 31, 2019 other than as described below.
These condensed consolidated interim financial statements do not include all information required for full statutory accounts within the meaning of section 434 of Companies Act 2006 and should be read in conjunction with the consolidated financial statements of the Group as at January 31, 2019 (the ‘2019 Accounts’). The 2019 Accounts, on which the Company’s auditors delivered an unqualified audit report, are available on the Group's website at www.summitplc.com and were delivered to the Registrar of Companies following the 2019 Annual General Meeting. The auditor’s report did not contain any statement under section 498 of the Companies Act 2006 but did contain a statement from the auditors drawing the shareholders’ attention to the Group’s need to raise additional capital as noted below.
These unaudited condensed consolidated interim financial statements were authorized for issue by the Board of Directors on December 17, 2019.

Going concern
The interim financial statements have been prepared assuming the Group will continue on a going concern basis. Based on management's forecasts, the Group's existing cash and cash equivalents, anticipated payments from BARDA under its contract for the development of ridinilazole and anticipated payments from CARB-X under its contract for the development of its gonorrhea antibiotic program are expected to be sufficient to enable the Group to fund its operating expenses and capital expenditure requirements through to at least January 31, 2020.

On December 6, 2019 the Group announced a proposed fundraising of approximately $50 million through a subscription and placing of new ordinary shares and warrants to existing investors which is subject to certain shareholder approvals being obtained at a general meeting to be held on December 23, 2019, and certain customary closing conditions being satisfied. If shareholder approval is obtained, the net proceeds of the subscription and placing, together with the Group’s existing cash resources and funding agreements, are expected to extend its cash runway to January 31, 2021. The Group expects to use these funds to support the continued Phase 3 clinical program of ridinilazole for the treatment of C. difficile infection ('CDI'); preparatory activities to support commercial launch of ridinilazole, if approved; development of early-stage research projects; and general corporate purposes. Should the Company not receive shareholder approval, the subscription and placing would not proceed and the Group would need to take immediate steps to preserve cash including, amongst others, stopping the ongoing Phase 3 clinical trials of ridinilazole and ceasing its Discuva Platform activities and associated research programs. The failure of the Group to obtain the necessary shareholder approval to enable the proposed subscription and placing to proceed would therefore have a material adverse effect on the Group’s business, results of operations and financial condition.

These circumstances represent a material uncertainty which may cast and raise significant doubt on the Group’s ability to continue as a going concern. The interim financial statements do not contain any adjustments that might result if the Group was unable to continue as a going concern.

Leases
At inception of a contract, the Group assesses whether a contract is, or contains, a lease based on whether the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Group recognizes a right-of-use asset within property, plant and equipment and a lease liability at the lease commencement date. The right-of-use asset is initially measured based on the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received. The assets are depreciated to the earlier of the end of the useful life of the right-of-use asset or the lease term using the straight-line method. The lease term includes periods covered by an option to extend if the Group is reasonably certain to exercise that option and periods covered by an option to terminate if it is reasonably certain not to exercise that option. The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Group's incremental borrowing rate. The lease liability is subsequently measured at amortized cost using the effective interest method and is remeasured when there is a change in future contractual lease payments or if the Group changes its assessment of whether it will exercise a purchase, extension or termination option.